Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Schedule of related parties and their relationships
Name of related parties	Relationship with the Company
Mains D' Or Investments Ltd	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd	A common shareholder of Mains D’Or Investments Ltd

Schedule of related parties transactions
	For the years ended December 31,
	2022	2023	2023
	S$	S$	US$

Sales[1] to Campaign Complete Solutions Pte Ltd	77,852	56,105	42,526
Sales[2] to Weishen Industrial Services Pte Ltd	3,392,454	425,981	322,884
Sales[3] to WIS Holdings Pte Ltd	-	78,356	59,392
	As of December 31,
	2022	2023	2023
	S$	S$	US$

Trade receivable - related parties
Campaign Complete Solutions Pte Ltd	6,288	373	282
Weishen Industrial Services Pte Ltd	481,787	32,621	24,726
WIS Holdings Pte Ltd	602,896	546,892	414,532

Other payable - related parties[4]
Campaign Complete Solutions Pte Ltd	(42,950)	-	-
Weishen Industrial Services Pte Ltd	(196,148)	-	-
WIS Holdings Pte Ltd	(199,809)	(388,939)	(294,807)
Poo Chong Hee	(250,000)	-	-

Advance billing - related parties
Campaign Complete Solutions Pte Ltd	(6,579)	(32,815)	(24,873)
Weishen Industrial Services Pte Ltd	(86,537)	(50,809)	(38,512)